Leases (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Option	Dec. 31, 2011	Dec. 31, 2010
Leases (Additional Textual) [Abstract]
Number of times to renew amended office lease option	2
Lease renewal options	5 years
Rental expense related to the operating leases	$ 60,929	$ 60,450	$ 85,538
Concord [Member]
Leases (Textual) [Abstract]
Non-cancellable operating lease expired	2017
Annual rental payments	$ 61,286